Segmented information (Q2) (Details)	6 Months Ended
Jan. 31, 2025 USD ($) Segment
Segment Reporting Information [Abstract]
Number of operating segments	1
Number of reportable segments	1
Reportable Segment [Member]
Segment Reporting Information [Abstract]
Revenues | $	$ 0